Intangible assets, net - Intangible assets (Details) - USD ($)	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Intangible assets, net
Land use rights	$ 405,173	$ 586,795	$ 603,774
Less: accumulated amortization	(91,164)	(148,806)	(141,036)
Net intangible assets	$ 314,009	$ 437,989	$ 462,738